UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 148.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.3%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	$250	$291,663
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	210	243,944
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	900	932,229

		$1,467,836

Education — 19.4%
Miami University, 4.00%, 9/1/39	$500	$524,205
Miami University, 5.00%, 9/1/33	1,000	1,142,520
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	484,462
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,429,687
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	573,210
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,132,020
Ohio State University, 5.00%, 12/1/28	480	606,379
Ohio State University, 5.00%, 12/1/30	955	1,218,399
University of Cincinnati, 5.00%, 6/1/34	500	571,625
Wright State University, 5.00%, 5/1/31	750	833,535

		$8,516,042

Electric Utilities — 2.6%
American Municipal Power, Inc., (AMP Fremont Energy Center), Prerefunded to 2/15/19, 5.00%, 2/15/32	$470	$530,273
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	590,335

		$1,120,608

Escrowed/Prerefunded — 3.9%
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	$65	$74,514
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	445	498,008
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	750	839,782
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	195,082
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	26,031
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	70	92,625

		$1,726,042

General Obligations — 20.9%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$384,332
Barberton City School District, 4.50%, 12/1/33	900	954,612
Beavercreek City School District, 5.00%, 12/1/30	1,750	2,040,868
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,149,271
Dayton City School District, 5.00%, 11/1/31	100	123,265
Huber Heights City School District, 4.75%, 12/1/25	595	679,990
Lakewood City School District, 5.00%, 11/1/39	400	455,364
Maple Heights City School District, 5.00%, 1/15/37	820	875,867
Oregon City School District, 4.00%, 12/1/30	1,250	1,317,312
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,183,160

		$9,164,041

Security	Principal Amount (000’s omitted)	Value
Hospital — 21.8%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,205,752
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	615,933
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	559,415
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	900,168
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	289,552
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	899,287
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	521,890
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	544,410
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	868,672
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	572,965
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,130,850
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	616,411
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	646,925
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	187,452

		$9,559,682

Housing — 5.9%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,581,475

		$2,581,475

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$555,000

		$555,000

Insured-Education — 12.0%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$850,537
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,132,660
Kent State University, (AGC), 5.00%, 5/1/29	465	524,757
Miami University, (AMBAC), 3.25%, 9/1/26	580	587,175
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,636,845
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	545,615

		$5,277,589

Insured-Electric Utilities — 10.5%
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	$710	$454,996
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	719,920
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	605,194
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,133,750
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	314,858
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	205,992
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	158,886

		$4,593,596

Insured-Escrowed/Prerefunded — 2.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,186,420
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	102,080

		$1,288,500

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 18.6%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$622,821
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	559,275
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,482,722
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,273,620
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,506,960
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,967,245
St. Marys City School District, (AGM), 5.00%, 12/1/35	660	727,597

		$8,140,240

Insured-Hospital — 1.5%
Lorain County, (Catholic Healthcare Partners), (AGM), 24.216%, 2/1/29(1)(2)(3)	$485	$647,436

		$647,436

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$72,166

		$72,166

Insured-Transportation — 7.3%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$667,836
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,269,080
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,282,740

		$3,219,656

Insured-Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$671,989

		$671,989

Lease Revenue/Certificates of Participation — 0.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$55	$60,517

		$60,517

Other Revenue — 3.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,083,940
Summit County Port Authority, 5.00%, 12/1/31	445	505,863

		$1,589,803

Senior Living/Life Care — 3.8%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$697,268
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	401,190
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	253,262
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	321,486

		$1,673,206

Special Tax Revenue — 4.3%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$283,362
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	566,725
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	214,416
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	340,286
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	171,974
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	188,598
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	126,254

		$1,891,615

Transportation — 0.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$213,134

		$213,134

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$577,355
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	569,200

		$1,146,555

Total Tax-Exempt Investments — 148.5% (identified cost $57,745,496)		$65,176,728

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.8)%		$(22,725,244)

Other Assets, Less Liabilities — 3.3%		$1,439,649

Net Assets Applicable to Common Shares — 100.0%		$43,891,133

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 36.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 15.3% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $647,436 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 28, 2015.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

The Trust did not have any open financial instruments at February 28, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,682,214

Gross unrealized appreciation	$7,541,143
Gross unrealized depreciation	(46,629)

Net unrealized appreciation	$7,494,514

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$65,176,728	$—	$65,176,728
Total Investments	$—	$65,176,728	$—	$65,176,728

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015